Personnel expenses (Detail) - USD ($) $ in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2021		Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Personnel Expenses [Line Items]
Salaries and variable compensation		$ 2,945		$ 2,871	$ 2,696	$ 5,816	$ 5,258
Financial advisor compensation	[1]	1,183		1,170	941	2,353	2,035
Contractors		98		98	91	196	176
Social security		241		268	228	508	439
Post-employment benefit plans		173	[2]	265	202	439	438
Other personnel expenses		132		128	123	260	258
Total personnel expenses		4,772		$ 4,801	$ 4,283	$ 9,573	$ 8,604
Curtailments		$ 59

[1]	Financial advisor compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements
[2]	Includes curtailment gains of USD 59 million, which represent a reduction in the defined benefit obligation related to the Swiss pension plan resulting from a decrease in headcount following restructuring activities.